Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 118,053	$ 62,705
Accounts receivable (net)
Trade (Note 4)	22,613	20,558
Other (Note 5)	3,257	8,445
Prepaid expenses and other	4,327	3,663
Inventory (Note 6)	474	1,350
Deferred income taxes (Note 16)	8,572	13,508
	157,296	110,229
CAPITAL ASSETS, NET (Note 7)	7,829	8,792
DEFERRED INCOME TAXES (Note 16)	16,510	19,628
INTANGIBLE ASSETS, NET (Note 8)	115,126	94,649
GOODWILL (Note 9)	147,440	111,179
	444,201	344,477
CURRENT LIABILITIES
Accounts payable	4,620	7,027
Accrued liabilities (Note 10)	16,695	16,757
Income taxes payable (Note 16)	4,112	2,671
Current portion of debt (Note 11)		8,618
Deferred revenue	15,309	9,217
	40,736	44,290
DEBT (Note 11)		31,787
INCOME TAX LIABILITY (Note 16)	3,450	4,418
DEFERRED INCOME TAXES (Note 16)	9,630	13,822
	53,816	94,317
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 75,480,492 at January 31, 2015 (January 31, 2014 – 63,660,953) (Note 13)	247,839	97,779
Additional paid-in capital	450,623	451,394
Accumulated other comprehensive loss	(25,212)	(1,089)
Accumulated deficit	(282,865)	(297,924)
	390,385	250,160
	$ 444,201	$ 344,477